FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets
The summary of financial assets and financial liabilities is as follows:

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Bonds
Government	377	1,287	—	1,664
Corporate	1,586	306	—	1,892
Private debt	—	208	—	208
Total debt securities	1,963	1,801	—	3,764

Common shares	—	275	—	275
Preferred shares	4	14	—	18
Private equity and other	—	247	—	247
Total equity	4	536	—	540

Total loans and receivables	—	—	639	639
Total investments	1,967	2,337	639	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.

	2020
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$16	$16
Cash equivalents	—	—	19	19
Total cash and cash equivalents	—	—	35	35

Derivatives
Foreign exchange forwards	5	—	—	5
Bond futures	2	—	—	2
Total derivative assets	7	—	—	7

Bonds
Government	372	29	—	401
Corporate and other	732	36	—	768
Total debt securities	1,104	65	—	1,169
Total preferred shares	—	3	—	3
Total loans and receivables	—	—	21	21
Total investments	1,104	68	21	1,193

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The fair value of investments, excluding common shares, preferred shares and cash and cash equivalents, are shown by contractual maturity of investments.

AS AT DEC. 31 US$ MILLIONS	2021	2020
Terms to maturity:
Bonds:
Within 1 year	$1,223	$31
1-3 years	50	46
4-5 years	116	40
Over 5 years	2,167	1,052

Private debt:
Within 1 year	96	—
1-3 years	—	—
4-5 years	—	—
Over 5 years	112	—

Loans and receivables
Within 1 year	170	—
1-3 years	117	3
4-5 years	116	—
Over 5 years	236	18
Total	$4,403	$1,190
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,963	$—	$1,963
Common shares	243	—	—	243
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650
Available for sale:
Bonds	1,165	428	—	1,593
Private debt	—	—	208	208
Common shares	1	31	—	32
Preferred shares	3	1	10	14
Private equity and other	—	—	247	247

Total financial assets	$1,425	$7,210	$465	$9,100

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)

	2020
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,104	$1,104
Derivative assets	2	5	7
Available for sale:
Bonds	—	65	65
Preferred shares	3	—	3
Total financial assets	$5	$1,174	$1,179

Financial liabilities
Fair value through profit or loss:
Funds withheld liabilities	—	(12)	(12)
Total financial liabilities	$—	$(12)	$(12)

	2021		2020
AS AT DEC. 31 US$ MILLIONS	Carrying Amount	Percent	Carrying Amount	Percent
Corporate debt securities
Corporate bonds	$1,892	37%	$788	66%
Private debt	208	4%	—	—%
Private loans	517	10%	—	—%
Mortgages	122	3%	—	—%
	2,739	54%	788	66%
Government bonds
United States government	1,271	25%	25	2%
Canada government	61	1%	35	3%
Canada provincials	332	7%	341	28%
	1,664	33%	401	33%
Derivatives
Foreign exchange forwards	10	—%	5	—%
Bonds futures	9	—%	2	—%
Options	127	3%	—	—%
	146	3%	7	1%
Equity
Preferred shares	18	—%	3	—%
Common shares	275	5%	—	—%
Private equity and other	247	5%	—	—%
	540	10%	3	—%

Total	$5,089	100%	$1,199	100%
The following additional disclosure, required by IFRS 4 for eligible insurers, presents the fair value and the amount of change in the fair value of the Company’s financial assets as of and for the years ended December 31, 2021 and December 31, 2020, showing separately the fair value of financial assets with contractual terms that give rise to cash flows that are SPPI on the principal amount outstanding and the fair value of financial assets that do not give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding (“Non-SPPI”).

	SPPI		Non-SPPI
AS AT DEC. 31, 2021 US$ MILLIONS	Fair value	Change in fair value	Fair value	Change in fair value
Financial assets
Debt securities	$1,884	$2	$2,023	$2
Equities	—	—	397	—
Loans and receivables	639	—	—	—
Total	$2,523	$2	$2,420	$2

	SPPI		Non-SPPI
AS AT DEC. 31, 2020 US$ MILLIONS	Fair value	Change in fair value	Fair value	Change in fair value
Financial assets
Debt securities	$43	$1	$1,125	$—
Equities	—	—	3	—
Loans and receivables	21	—	—	—
Total	$64	$1	$1,128	$—

Summary of financial liabilities
The summary of financial assets and financial liabilities is as follows:

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Bonds
Government	377	1,287	—	1,664
Corporate	1,586	306	—	1,892
Private debt	—	208	—	208
Total debt securities	1,963	1,801	—	3,764

Common shares	—	275	—	275
Preferred shares	4	14	—	18
Private equity and other	—	247	—	247
Total equity	4	536	—	540

Total loans and receivables	—	—	639	639
Total investments	1,967	2,337	639	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.

	2020
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$16	$16
Cash equivalents	—	—	19	19
Total cash and cash equivalents	—	—	35	35

Derivatives
Foreign exchange forwards	5	—	—	5
Bond futures	2	—	—	2
Total derivative assets	7	—	—	7

Bonds
Government	372	29	—	401
Corporate and other	732	36	—	768
Total debt securities	1,104	65	—	1,169
Total preferred shares	—	3	—	3
Total loans and receivables	—	—	21	21
Total investments	1,104	68	21	1,193

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,963	$—	$1,963
Common shares	243	—	—	243
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650
Available for sale:
Bonds	1,165	428	—	1,593
Private debt	—	—	208	208
Common shares	1	31	—	32
Preferred shares	3	1	10	14
Private equity and other	—	—	247	247

Total financial assets	$1,425	$7,210	$465	$9,100

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)

	2020
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,104	$1,104
Derivative assets	2	5	7
Available for sale:
Bonds	—	65	65
Preferred shares	3	—	3
Total financial assets	$5	$1,174	$1,179

Financial liabilities
Fair value through profit or loss:
Funds withheld liabilities	—	(12)	(12)
Total financial liabilities	$—	$(12)	$(12)

Disclosure of level 3 financial liabilities
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2021 and 2020:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Balance, beginning of year	$—	$—
Fair value changes in other comprehensive income	4	—
Additions	1,021	—
Disposals	(8)	—
Balance, end of year	$1,017	$—

Disclosure of level 3 financial assets
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2021 and 2020:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Balance, beginning of year	$—	$—
Fair value changes in other comprehensive income	4	—
Additions	1,021	—
Disposals	(8)	—
Balance, end of year	$1,017	$—

Disclosure of net investment income
Net investment income is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Interest income
Cash and cash equivalents	$1	$—	$—
FVTPL investments	51	28	19
AFS investments	12	2	1
Loans and receivables	5	—	—
Total interest income	69	30	20

Realized gains on investments and derivatives
FVTPL investments	3	3	10
Derivatives	14	—	—
AFS investments	2	—	—
Foreign exchange gain/loss	9	—	—
Total realized gains on investments and derivatives	28	3	10

Unrealized gains (losses) on investments and derivatives
FVTPL investments	(60)	46	26
Derivatives	27	6	1
Total unrealized gains (losses) on investments and derivatives	(33)	52	27

Investment manager fees	(4)	(1)	—
Net investment income	$60	$84	$57
Net investment results from funds withheld is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Interest income
FVTPL investments	$29	$—	$—
Total interest income attributable to funds withheld	29	—	—

Realized losses on investments and derivatives
FVTPL investments	(2)	—	—
Foreign exchange losses	(4)	—	—
Total realized losses on investments and derivatives attributable to funds withheld	(6)	—	—

Unrealized losses on investments and derivatives
FVTPL investments	(19)	—	—
Foreign exchange losses	(1)	—	—
Total unrealized losses on investments and derivatives attributable to funds withheld	(20)	—	—

Other investment income	75	—	—

Net investment results from funds withheld	$78	$—	$—

Disclosure of notional principal by terms of maturity and the fair value of derivatives	Notional principal by terms of maturity and the fair value of derivatives are presented in the table below.

AS AT DEC. 31, 2021 US$ MILLIONS				Notional amount
	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$9	$—	$22	$730	$—	$—	$—	$730
Over-the-counter
Foreign exchange forwards	10	—	1	787	59	—	—	846
Warrants	—	—	—	1	—	—	—	1
Currency swaps	—	—	—	—	10	—	8	18
Interest rate swaps	—	(1)	—	—	—	1	71	72
Options	127	—	—	5,802	—	—	—	5,802
Total	$146	$(1)	$23	$7,320	$69	$1	$79	$7,469
[1]Derivative liabilities are included in the Note 9 Accounts Payable and Other.

AS AT DEC. 31, 2020 US$ MILLIONS				Notional amount
	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$2	$—	$13	$192	$—	$—	$—	$192
Over-the-counter
Foreign exchange forwards	5	—	—	235	—	—	—	235
Interest rate swaps	—	—	—	—	—	—	7	7

Total	$7	$—	$13	$427	$—	$—	$7	$434

Disclosure of external credit ratings for cash and cash equivalents and investments
The following additional disclosure, required by IFRS 4 for eligible insurers, presents the credit risk ratings of SPPI financial assets:

AS AT DEC. 31, 2021 US$ MILLIONS	Credit risk	Carrying value (Fair value)	% of fair value
Debt securities
AAA	Low	$113	5%
AA	Low	19	1%
A	Low	1,203	48%
BBB	Low	100	4%
BB	Other	104	4%
B	Other	32	1%
Unrated	Other	313	12%

Loans and receivables
A	Low	$60	2%
BBB	Low	36	1%
BB	Other	152	6%
Unrated	Other	391	16%

Total		$2,523	100%

AS AT DEC. 31, 2020 US$ MILLIONS	Credit risk	Carrying value (Fair value)	% of fair value
Debt securities
AAA	Low	$22	34%
AA	Low	7	11%
A	Low	10	16%
BBB	Low	4	6%

Loans and receivables
Unrated	Other	$21	33%

Total		$64	100%

The following table summarizes the external credit ratings for cash and cash equivalents and investments:

AS AT DEC. 31, US$ MILLIONS	2021		2020
Cash and cash equivalents	$393	4%	$35	3%
Bonds and other debt securities
AAA	512	5%	409	33%
AA	55	1%	11	1%
A	1,516	15%	121	10%
BBB	1,306	13%	617	50%
BB	151	1%	10	1%
B	54	—%	1	—%
Unrated	170	2%	—	—%
	3,764	37%	1,169	95%
Preferred shares
P2	7	—%	3	—%
BB	1	—%	—	—%
Unrated	10	—%	—	—%
	18	—%	3	—%
Common shares
A+	243	2%	—	—%
Unrated	32	—%	—	—%
	275	2%	—	—%
Other equity
Unrated	247	2%	—	—%
Private loans
A	60	1%	—	—%
BBB	55	1%	—	—%
BB	151	2%	—	—%
Unrated	251	3%	—	—%
	517	7%	—	—%
Mortgages
Unrated	122	1%	21	2%
	122	1%	21	2%
Reinsurance Funds Withheld
AAA	819	8%	—	—%
AA	228	2%	—	—%
A	891	9%	—	—%
BBB	2,484	26%	—	—%
BB	105	1%	—	—%
B	30	—%	—	—%
Unrated	93	1%	—	—%
	4,650	47%	—	—%

Total cash and cash equivalents and investments	$9,986	100%	$1,229	100%